Other investments - Level 3 investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other investments
Assets at beginning of period	$ 101,119	$ 96,483
Assets at end of period	104,035	101,119	$ 96,483
Level 3 | FVPL
Other investments
Assets at beginning of period		10
Additions			10
Revaluations (through income statement)		3
Disposals		(13)
Assets at end of period			10
Level 3 | FVOCI
Other investments
Assets at beginning of period	313	176	104
Additions	56	127	32
Revaluations (through other comprehensive income)	(9)	14	50
Net transfers out from Level 3 to Level 1			(4)
Disposals		(8)	(5)
Impairments and exchange adjustments	(7)	4	(1)
Assets at end of period	$ 353	$ 313	$ 176